Note 14 - Net Income (Loss) Per Share - Components of Reconciliation of Numerators and Denominators Net Loss Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Net income (loss) (numerator)									$ 6,610,516	$ (6,121,224)	$ (5,669,321)
Shares (denominator) (in shares)									7,587,686	7,354,513	7,387,141
Basic and diluted net income (loss) per share (in dollars per share)	$ 0.00	$ 0.71	$ 0.45	$ (0.29)	$ (0.06)	$ (0.20)	$ (0.23)	$ (0.35)	$ 0.87	$ (0.83)	$ (0.77)